NOTE 8 - INCOME TAXES: Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Long-term deferred tax assets
Federal net operating loss carryforwards	$ 162,163	$ 275,274	$ 8,566	$ 416,225
Long-term deferred tax liabilities
Property, plant and equipment	0	0	0	0
Valuation allowance	(162,163)	(275,274)	(8,566)	(416,225)
Net long-term deferred tax assets	$ 0	$ 0	$ 0	$ 0